LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

For the fiscal year ended November 30, 2001, our Funds recorded satisfactory results despite a very difficult investment environment.

The Brundage, Story & Rose Equity Fund had a negative return of 11.13% versus a decline of 12.22% for the benchmark S&P 500 Index. Capital gains realized during the year were offset by losses, so the Fund did not declare a gains distribution. Our Short/Intermediate Term Fixed Income Fund generated a total return of 10.40% and the Merrill Lynch 3-Year Treasury Index, the Fund's benchmark, returned 11.54%.

The past year has been an especially challenging period for investors. Throughout the first half of 2001, stock and bond markets appropriately reflected uncertainties and increasingly disappointing economic news but by late August it appeared that a relatively mild recession that began in March, was probably ending. The horrific tragedies of September 11th practically halted economic activity in the U.S. and exacerbated investor concerns about the economy and geo-political events. Financial markets reacted accordingly, as equity prices plunged and bond investors fled to quality.

At this point, it appears that the economic decline has ended, signs of stabilization have begun to develop and the financial markets are clearly anticipating an upswing in the U.S. economy by mid-year 2002. Nonetheless, it is by no means certain that the economy is out of the woods, although the foundations for an economic expansion in this country are clearly in place. Global conditions remain weak, however, and the near term outlook for Europe and Asia is less certain. Domestic consumption remains solid as consumers benefit from the substantial decline in energy prices, low interest rates, easy credit and a stream of tax cuts. Additionally, sharp price reductions in retail stores and increased government spending provide further stimuli.

As the coming year unfolds, consumer spending will hold the key to the strength and length of the recovery. After years of strong housing sales and the recent artificially supported auto sales, there is little in the way of pent-up demand. Nevertheless, consumer confidence has rebounded and personal income is still rising.

Capital spending, which was the leading factor in the sustained economic expansion of the 1990's is projected to be flat in 2002. With capacity utilization below 75%, an eighteen year low, there is not much impetus to increase available output. Productivity upgrades and cost-cutting improvements will be the order of the day.

Although the economy does not appear to be on the cusp of a strong expansion as is usually the case when a recovery gets underway, a modest, sustainable advance ought to be very achievable. In view of the likelihood that we will experience a recovery in 2002, albeit a less-than-robust one, our Funds' investments are being positioned accordingly.

Sincerely,

/s/ Francis S. Branin, Jr.

Francis S. Branin, Jr.
President

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BRUNDAGE, STORY
            AND ROSE EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

                               [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
--------------------------------
    Brundage, Story and Rose
         Equity Fund
  Average Annual Total Returns

 1 Year     5 Years     10 Years
(11.13%)     10.26%      11.93%
--------------------------------

Brundage, Story and Rose Equity Fund    $34,148
Standard & Poor's 500 Index             $43,638

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BRUNDAGE, STORY AND ROSE SHORT/INTERMEDIATE TERM FIXED-INCOME FUND AND THE MERRILL LYNCH 3-YEAR
                                 TREASURY INDEX

                               [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
-----------------------------------------
        Brundage, Story and Rose
Short/Intermediate Term Fixed-Income Fund
      Average Annual Total Returns

    1 Year     5 Years     10 Years
    10.40%      6.38%        6.61%
-----------------------------------------

Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund    $21,036
Merrill Lynch 3-Year Treasury Index                                   $21,331

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001

==============================================================================================================
                                                                                    SHORT/
                                                                                 INTERMEDIATE
                                                                                     TERM
                                                                                 FIXED-INCOME       EQUITY
                                                                                     FUND            FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost (original cost $32,000,648 and $29,730,669, respectively)   $ 31,911,388    $ 29,730,669
                                                                                 ============    ============
   At market value ...........................................................   $ 33,650,974    $ 39,394,554
Investments in repurchase agreements .........................................        242,634         379,473
Interest and principal paydowns receivable ...................................        547,597              17
Dividends receivable .........................................................             --          32,500
Receivable for capital shares sold ...........................................            500             436
Receivable from Adviser ......................................................          5,882           7,140
Other assets .................................................................          7,594          13,168
                                                                                 ------------    ------------
   TOTAL ASSETS ..............................................................     34,455,181      39,827,288
                                                                                 ------------    ------------

LIABILITIES
Dividends payable ............................................................          7,080              --
Payable for capital shares redeemed ..........................................         12,392              --
Payable to affiliates ........................................................         10,050          10,426
Other accrued expenses and liabilities .......................................         19,741          62,763
                                                                                 ------------    ------------
   TOTAL LIABILITIES .........................................................         49,263          73,189
                                                                                 ------------    ------------

NET ASSETS ...................................................................   $ 34,405,918    $ 39,754,099
                                                                                 ============    ============
Net assets consist of:
Paid-in capital ..............................................................   $ 33,699,981    $ 31,399,820
Accumulated net realized losses from security transactions ...................     (1,033,649)     (1,309,606)
Net unrealized appreciation on investments ...................................      1,739,586       9,663,885
                                                                                 ------------    ------------
Net assets ...................................................................   $ 34,405,918    $ 39,754,099
                                                                                 ============    ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) .................................................      3,153,019       2,270,687
                                                                                 ============    ============

Net asset value, offering price and redemption price per share ...............   $      10.91    $      17.51
                                                                                 ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2001

==================================================================================================
                                                                         SHORT/
                                                                      INTERMEDIATE
                                                                          TERM
                                                                      FIXED-INCOME      EQUITY
                                                                          FUND           FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ........................................................   $ 2,231,502    $    89,039
   Dividends .......................................................            --        491,913
                                                                       -----------    -----------
      TOTAL INVESTMENT INCOME ......................................     2,231,502        580,952
                                                                       -----------    -----------
EXPENSES
   Investment advisory fees ........................................       180,717        319,332
   Administrative services fees ....................................        72,293         97,198
   Accounting services fees ........................................        36,000         35,900
   Professional fees ...............................................        23,310         27,772
   Trustees' fees and expenses .....................................        17,291         17,499
   Registration fees ...............................................        15,064         13,223
   Transfer agent and shareholder service fees .....................        14,400         14,400
   Insurance expense ...............................................         8,567         11,672
   Custodian fees ..................................................         7,737         10,208
   Reports to shareholders .........................................         6,487         12,236
   Pricing expense .................................................         5,555          1,649
   Postage and supplies ............................................         4,841         16,315
   Distribution expenses ...........................................            --         11,657
   Other expenses ..................................................         4,746          4,168
                                                                       -----------    -----------
      TOTAL EXPENSES ...............................................       397,008        593,229
   Fees waived by the Adviser ......................................      (162,099)       (28,175)
                                                                       -----------    -----------
      NET EXPENSES .................................................       234,909        565,054
                                                                       -----------    -----------

NET INVESTMENT INCOME ..............................................     1,996,593         15,898
                                                                       -----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions ..................       (86,559)    (1,309,606)
   Net change in unrealized appreciation/depreciation on investments     1,703,002     (4,774,177)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ..........     1,616,443     (6,083,783)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $ 3,613,036    $(6,067,885)
                                                                       ===========    ===========

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================================
                                                               SHORT/INTERMEDIATE TERM
                                                                  FIXED-INCOME FUND                  EQUITY FUND
                                                            -------------------------------------------------------------
                                                                 YEAR            YEAR            YEAR            YEAR
                                                                ENDED           ENDED           ENDED           ENDED
                                                             NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                                                 2001            2000            2001            2000
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................................   $  1,996,593    $  2,233,797    $     15,898    $     61,656
   Net realized gains (losses) from security transactions        (86,559)       (793,095)     (1,309,606)      6,382,018
   Net change in unrealized appreciation/depreciation
      on investments ....................................      1,703,002         914,158      (4,774,177)     (3,935,243)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations ...      3,613,036       2,354,860      (6,067,885)      2,508,431
                                                            ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................     (1,996,593)     (2,237,332)        (37,712)        (50,634)
   From net realized gains from security transactions ...             --              --      (6,249,264)     (4,278,312)
                                                            ------------    ------------    ------------    ------------
Decrease in net assets from distributions to
   shareholders .........................................     (1,996,593)     (2,237,332)     (6,286,976)     (4,328,946)
                                                            ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ............................        991,436       2,587,003       1,392,453       9,498,906
   Net asset value of shares issued in reinvestment of
      distributions to shareholders .....................      1,790,023       1,978,492       6,268,559       4,235,988
   Payments for shares redeemed .........................     (6,865,228)     (6,376,920)    (13,691,727)     (5,013,736)
                                                            ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from capital share transactions ......................     (4,083,769)     (1,811,425)     (6,030,715)      8,721,158
                                                            ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS ...................     (2,467,326)     (1,693,897)    (18,385,576)      6,900,643

NET ASSETS:
   Beginning of year ....................................     36,873,244      38,567,141      58,139,675      51,239,032
                                                            ------------    ------------    ------------    ------------
   End of year ..........................................   $ 34,405,918    $ 36,873,244    $ 39,754,099    $ 58,139,675
                                                            ============    ============    ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                         $         --    $         --    $         --    $     11,022
                                                            ============    ============    ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                         YEARS ENDED NOVEMBER 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.44     $  10.40     $  10.96     $  10.69     $  10.69
                                                       --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ...........................       0.59         0.62         0.58         0.60         0.62
   Net realized and unrealized
      gains (losses) on investments ................       0.47         0.04        (0.49)        0.27           --
                                                       --------     --------     --------     --------     --------
Total from investment operations ...................       1.06         0.66         0.09         0.87         0.62
                                                       --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ............      (0.59)       (0.62)       (0.58)       (0.60)       (0.62)
   Distributions from net realized gains ...........         --           --        (0.07)          --           --
                                                       --------     --------     --------     --------     --------
Total distributions ................................      (0.59)       (0.62)       (0.65)       (0.60)       (0.62)
                                                       --------     --------     --------     --------     --------

Net asset value at end of year .....................   $  10.91     $  10.44     $  10.40     $  10.96     $  10.69
                                                       ========     ========     ========     ========     ========

Total return .......................................     10.40%        6.56%        0.80%        8.39%        6.03%
                                                       ========     ========     ========     ========     ========

Net assets at end of year (000's) ..................   $ 34,406     $ 36,873     $ 38,567     $ 39,236     $ 36,653
                                                       ========     ========     ========     ========     ========

Ratio of net expenses to average net assets(A) .....      0.65%        0.65%        0.65%        0.65%        0.65%

Ratio of net investment income to average net assets      5.52%        5.98%        5.43%        5.58%        5.88%

Portfolio turnover rate ............................        12%         158%          53%          90%          46%
--------------------------------------------------------------------------------------------------------------------

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.10%, 1.09%, 1.05%, 1.04%, and 1.07% for the years ended November 30, 2001, 2000, 1999, 1998, and 1997, respectively.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                         YEARS ENDED NOVEMBER 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  22.06     $  22.81     $  19.47     $  19.40     $  17.18
                                                       --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ...........................       0.01         0.02         0.00         0.04         0.06
   Net realized and unrealized gains (losses)
      on investments ...............................      (2.17)        1.16         4.61         2.01         3.65
                                                       --------     --------     --------     --------     --------
Total from investment operations ...................      (2.16)        1.18         4.61         2.05         3.71
                                                       --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ............      (0.01)       (0.02)       (0.01)       (0.04)       (0.06)
   Distributions from net realized gains ...........      (2.38)       (1.91)       (1.26)       (1.94)       (1.43)
                                                       --------     --------     --------     --------     --------
Total distributions ................................      (2.39)       (1.93)       (1.27)       (1.98)       (1.49)
                                                       --------     --------     --------     --------     --------

Net asset value at end of year .....................   $  17.51     $  22.06     $  22.81     $  19.47     $  19.40
                                                       ========     ========     ========     ========     ========

Total return .......................................    (11.13%)       5.31%       25.43%       11.96%       23.98%
                                                       ========     ========     ========     ========     ========

Net assets at end of year (000's) ..................   $ 39,754     $ 58,140     $ 51,239     $ 40,687     $ 35,343
                                                       ========     ========     ========     ========     ========

Ratio of net expenses to average net assets(A) .....      1.15%        1.15%        1.15%        1.15%        1.19%

Ratio of net investment income to average net assets      0.03%        0.11%        0.01%        0.24%        0.34%

Portfolio turnover rate ............................        49%          55%          37%          50%          49%
--------------------------------------------------------------------------------------------------------------------

(A) Absent fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.21% for the year ended November 30, 2001.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2001

=================================================================================================================
     PAR                                                                                 MATURITY      MARKET
    VALUE      INVESTMENT SECURITIES-- 97.8%                                      RATE     DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
               DEMAND NOTES-- 2.4%
$    800,000   Ingersoll-Rand Co. .........................................       6.02    2/15/28   $    813,193
------------   (Amortized Cost $ 799,701)                                                           ------------

               U.S. TREASURY OBLIGATIONS-- 36.7%
$    800,000   U.S. Treasury Notes ........................................       6.63    4/30/02   $    815,875
   1,100,000   U.S. Treasury Notes ........................................       6.00    7/31/02      1,129,993
   1,000,000   U.S. Treasury Notes ........................................       5.50    5/31/03      1,044,766
   1,400,000   U.S. Treasury Notes ........................................       5.75    8/15/03      1,471,477
     500,000   U.S. Treasury Notes ........................................       6.88    5/15/06        557,969
   2,300,000   U.S. Treasury Notes ........................................       7.00    7/15/06      2,581,301
   1,900,000   U.S. Treasury Notes ........................................       6.13    8/15/07      2,073,819
   1,300,000   U.S. Treasury Notes ........................................       4.75   11/15/08      1,316,098
   1,053,590   U.S. Treasury INFL IX ......................................       4.25    1/15/10      1,116,477
     500,000   U.S. Treasury Notes ........................................       5.75    8/15/10        535,899
------------                                                                                        ------------
$ 11,853,590   TOTAL U.S. TREASURY OBLIGATIONS
------------   (Amortized Cost $11,988,300) ...............................                         $ 12,643,674
                                                                                                    ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS-- 15.7%
$  1,000,000   FHLMC ......................................................       5.75    7/15/03   $  1,046,335
   1,500,000   FNMA .......................................................       5.63    5/15/04      1,579,671
     500,000   FARMER MAC .................................................       5.90     3/3/09        522,137
   2,000,000   FNMA .......................................................       7.25    1/15/10      2,251,084
------------                                                                                        ------------
$  5,000,000   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
------------  (Amortized Cost $5,018,888) ................................                          $  5,399,227
                                                                                                    ------------

               U.S. GOVERNMENT AGENCY
               MORTGAGE-BACKED SECURITIES-- 5.7%
$        203   FHLMC GNOME #200068 ........................................       8.00     3/1/02   $        206
       1,950   FNMA DWARF #51935 ..........................................       8.00     4/1/02          1,981
      25,641   FHLMC GOLD #140094 .........................................       7.50     5/1/05         26,756
     400,000   FNMA .......................................................       5.75    6/15/05        421,838
      13,907   FNMA DWARF #50480 ..........................................       8.00     9/1/06         14,621
     111,751   FNMA REMIC #92-24H .........................................       7.50   11/25/06        112,414
   1,056,326   GNMA #780291 ...............................................       8.50   10/15/17      1,120,572
       6,050   GNMA #285639 ...............................................       9.00    2/15/20          6,642
     230,007   FNMA REMIC #250322 .........................................       7.50     8/1/25        241,530
------------                                                                                        ------------
$  1,845,835   TOTAL U.S. GOVERNMENT AGENCY
------------ MORTGAGE-BACKED SECURITIES (Amortized Cost $1,860,344) .....                         $  1,946,560
                                                                                                    ------------

8

SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
=================================================================================================================
     PAR                                                                                 MATURITY      MARKET
    VALUE      INVESTMENT SECURITIES-- 97.8% (CONTINUED)                          RATE     DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES-- 3.0%
$  1,000,000   Daimler Chrysler Auto Trust (Amortized Cost $1,009,029) ....       7.53    5/10/04   $  1,033,254
------------                                                                                        ------------

               CORPORATE BONDS-- 34.3%
$  1,175,000   EOP Operating LP ...........................................       6.38    2/15/02   $  1,183,046
     888,000   Rep Ny Corp. ...............................................       7.25    7/15/02        912,769
     600,000   Public Service Electric & Gas ..............................       7.19     9/6/02        619,629
     425,000   ICI Wilmington .............................................       6.75    9/15/02        433,677
     350,000   Simon Property Group, Inc. .................................       6.63    6/15/03        361,920
   1,000,000   Salomon Smith Barney Holdings, Inc. ........................       6.63   11/15/03      1,062,927
   1,350,000   General Motors Acceptance Corp. ............................       7.63    6/15/04      1,431,785
   1,300,000   Household Finance Corp. ....................................       8.00     5/9/05      1,421,993
   1,000,000   Repsol International Finance ...............................       7.45    7/15/05      1,062,661
     252,000   National Rural Utilities ...................................       5.75    11/1/08        254,723
   1,000,000   Bank of America Corp. ......................................       7.80    5/15/10      1,110,215
   1,000,000   Union Carbide Corp. ........................................       6.79     6/1/25      1,051,692
     370,000   Oklahoma Gas & Electric ....................................       6.65    7/15/27        381,338
     500,000   IBM Corp. ..................................................       6.22     8/1/27        526,691
------------                                                                                        ------------

$ 11,210,000   TOTAL CORPORATE BONDS (Amortized Cost $11,235,126) .........                         $ 11,815,066
------------                                                                                        ------------

$ 31,709,425   TOTAL INVESTMENT SECURITIES (Amortized Cost $31,911,388) ...                         $ 33,650,974
------------                                                                                        ------------

=================================================================================================================
    FACE                                                                                               MARKET
   AMOUNT      REPURCHASE AGREEMENTS(A) -- 0.7%                                                         VALUE
-----------------------------------------------------------------------------------------------------------------
$    242,634   Fifth Third Bank, 1.60%, dated 11/30/01, due 12/03/01,
------------   repurchase proceeds $242,666 .....................................................   $    242,634
                                                                                                    ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 98.5% ....................   $ 33,893,608

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.5% .....................................        512,310
                                                                                                    ------------

               NET ASSETS-- 100.0% ..............................................................   $ 34,405,918
                                                                                                    ============

(A)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

DWARF - A 15-year mortgage pool issued by FNMA.
FARMER MAC - Federal Agricultural Mortgage Corporation.
FHLMC - Federal Home Loan Mortgage Corporation.
FNMA - Federal National Mortgage Association.
GNMA - Government National Mortgage Association.
GNOME - A 15-year mortgage pool issued by FHLMC.
GOLD - A 30-year  mortgage  pool issued by FHLMC with a shorter  coupon  payment delay period.
INFL - Inflationary Note.
REMIC - Real Estate Mortgage Investment Conduit.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2001
================================================================================
                                                                      MARKET
COMMON STOCKS -- 99.1%                                   SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES--19.9%
Brinker International, Inc.* .......................      35,000   $    980,000
Colgate-Palmolive Company ..........................      16,000        933,760
Costco Wholesale Corp.* ............................      25,000      1,022,000
General Mills, Inc. ................................      24,000      1,184,400
Home Depot, Inc. ...................................      21,000        979,860
Kroger Co.* ........................................      35,000        886,200
PepsiCo, Inc. ......................................      22,000      1,069,860
Sysco Corp. ........................................      35,000        860,650
                                                                   ------------
                                                                      7,916,730
                                                                   ------------
FINANCIAL SERVICES-- 19.1%
American Express Co. ...............................      34,000      1,118,940
American International Group, Inc. .................      14,412      1,187,549
Chubb Corp. ........................................      15,500      1,085,930
Citigroup, Inc. ....................................      21,000      1,005,900
Fannie Mae .........................................      10,000        786,000
FleetBoston Financial Corp. ........................      20,000        735,000
Nasdaq-100 Shares* .................................      42,000      1,669,920
                                                                   ------------
                                                                      7,589,239
                                                                   ------------
ENERGY -- 11.6%
Apache Corp. .......................................      19,000        873,810
BP Amoco Plc ADR ...................................      18,000        795,060
Burlington Resources, Inc. .........................      18,000        632,520
Conoco, Inc.* ......................................      35,000        957,950
El Paso Corporation ................................       6,000        267,000
Exxon Mobil Corp. ..................................      18,000        673,200
Schlumberger Ltd. ..................................       8,500        408,085
                                                                   ------------
                                                                      4,607,625
                                                                   ------------
TECHNOLOGY-- 11.1%
Applied Materials, Inc.* ...........................      18,000        715,500
EMC Corporation* ...................................      48,000        805,920
Intel Corp. ........................................      35,000      1,143,100
Microsoft Corp.* ...................................      15,000        963,150
Sun Microsystems* ..................................      55,000        783,200
                                                                   ------------
                                                                      4,410,870
                                                                   ------------
HEALTH CARE-- 10.6%
Abbott Laboratories ................................      22,000      1,210,000
Bristol-Myers Squibb Co. ...........................      20,000      1,075,200
Johnson & Johnson ..................................      20,000      1,165,000
Schering-Plough Corp. ..............................      21,000        750,330
                                                                   ------------
                                                                      4,200,530
                                                                   ------------

EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------
CAPITAL GOODS-- 6.6%
Avery Dennison Corp. ...............................      22,000   $  1,187,560
Illinois Tool Works, Inc. ..........................      15,000        920,250
Molex, Inc. - Class A ..............................      20,000        499,600
                                                                   ------------
                                                                      2,607,410
                                                                   ------------
COMMUNICATION SERVICES-- 5.6%
Brocade Communications Systems, Inc.* ..............      16,000        524,800
Clear Channel Communications, Inc.* ................      20,000        934,600
Comcast Corp. - Class A ............................      20,600        782,800
                                                                   ------------
                                                                      2,242,200
                                                                   ------------
BASIC MATERIALS-- 4.9%
Alcoa, Inc. ........................................      15,000        579,000
E.I. du Pont de Nemours & Co. ......................       8,000        354,720
Ecolab, Inc. .......................................      27,000      1,009,800
                                                                   ------------
                                                                      1,943,520
                                                                   ------------
CONSUMER CYCLICALS-- 4.4%
General Electric Company ...........................      15,000        577,500
H&R Block, Inc. ....................................      20,000        796,800
Nike, Inc. - Class B ...............................       7,000        370,930
                                                                   ------------
                                                                      1,745,230
                                                                   ------------
TRANSPORTATION-- 3.1%
Landstar System, Inc.* .............................      18,000      1,249,200
                                                                   ------------

MANUFACTURING-- 2.2%
Tyco International, Ltd. ...........................      15,000        882,000
                                                                   ------------

TOTAL COMMON STOCKS  (Cost $29,730,669) ............               $ 39,394,554
                                                                   ------------

================================================================================
                                                          FACE        MARKET
REPURCHASE AGREEMENTS(A) -- 1.0%                         AMOUNT        VALUE
--------------------------------------------------------------------------------
Fifth Third Bank, 1.60%, dated 11/30/01, due
12/03/01, repurchase proceeds $379,524 .............   $ 379,473   $    379,473
                                                       ---------   ------------

TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS-- 100.1%             $ 39,774,027

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%) .....                    (19,928)
                                                                   ------------

NET ASSETS-- 100.0% ................................               $ 39,754,099
                                                                   ============

*    Non-income producing security.
(A)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2001
================================================================================

1.   ORGANIZATION
Brundage, Story and Rose Investment Trust (the Trust) was organized as an Ohio business trust on October 1, 1990. The Trust offers two series of shares to investors: the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund and the Brundage, Story and Rose Equity Fund (collectively, the Funds). The Trust commenced operations on December 3, 1990, when Brundage, Story and Rose LLC (the Adviser) purchased the initial 5,000 shares of each Fund at $10 per share. The public offering of shares commenced on January 2, 1991.

The Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund (the Bond
Fund) seeks to provide a higher and more stable level of income than a money market fund but with more volatility. The Fund expects more principal stability than a mutual fund investing in intermediate and long-term fixed-income securities but at a lower level of income. The Bond Fund invests primarily in short and intermediate-term fixed-income securities.

The Brundage, Story and Rose Equity Fund (the Equity Fund) seeks to provide protection and enhancement of capital, current income and growth of income. The Equity Fund invests primarily in common stocks.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the last sale price, if available, otherwise, at the last quoted bid price. U.S. Government and agency obligations, asset-backed securities and corporate bonds are valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued on the basis of prices provided by an independent pricing service giving consideration to such factors as maturity, coupon, issuer and type of security. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian at the Federal Reserve Bank. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. Each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including the Funds' custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income for the Bond Fund are declared daily and paid monthly. Dividends arising from net investment income for the Equity Fund are declared and paid quarterly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are accounted for on a specific identification basis.

Securities traded on a to-be-announced basis -- The Bond Fund periodically trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in mortgage-backed and asset-backed securities transactions. Securities purchased on a TBA basis are recorded on the trade date, however, they are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the fiscal year ended November 30) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of November 30, 2001:

--------------------------------------------------------------------------------
                                                        BOND          EQUITY
                                                        FUND           FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ...................   $  1,739,586   $ 11,012,014
Gross unrealized depreciation ...................             --     (1,914,234)
                                                    ------------   ------------
Net unrealized appreciation .....................   $  1,739,586   $  9,097,780
                                                    ============   ============
Federal income tax cost .........................   $ 31,911,388   $ 30,296,774
                                                    ============   ============
--------------------------------------------------------------------------------

The difference between book and tax basis net unrealized appreciation for the Equity Fund is attributable to the tax deferral of losses on wash sales as of November 30, 2001.

As of November 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized gains prior to distributing any such gains to shareholders.

--------------------------------------------------------------------------------
                                                                      EXPIRES
FUND                                                   AMOUNT       NOVEMBER 30
--------------------------------------------------------------------------------
Bond Fund                                           $    153,995       2007
                                                         793,095       2008
                                                          86,559       2009
                                                    ------------
                                                    $  1,033,649
                                                    ------------
Equity Fund                                         $    743,531       2009
                                                    ------------
--------------------------------------------------------------------------------
Reclassification of capital accounts -- As of November 30, 2001, the Equity Fund
reclassified   $10,792  of  excess  distributions  to  paid-in  capital  on  the
Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net assets per share.

3.   INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $4,120,209 and $8,619,536 respectively, for the Bond Fund, and $23,234,439 and $30,927,965,
respectively, for the Equity Fund during the year ended November 30, 2001.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are principals of the Adviser. Certain officers of the Trust are officers of Integrated Fund Services, Inc.
(IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive underwriter of the Funds' shares.

As of November 30, 2001, the Adviser, principals of the Adviser and certain employee benefit plans of the Adviser were, collectively, a significant shareholder of record of each Fund.

ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser, a wholly-owned subsidiary of Bessemer Trust Company, N.A., pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Bond Fund and the Equity Fund each pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 0.65%, respectively, of average daily net assets.

In order to reduce the operating expenses during the year ended November 30, 2001, the Adviser voluntarily waived $162,099 of its investment advisory fees for the Bond Fund and $28,175 of its advisory fees for the Equity Fund.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund at an annual rate of 0.20% on each Fund's respective average daily net assets up to $50 million; 0.175% on such net assets between $50 and $100 million; and 0.15% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $19.50 per shareholder account from the Bond Fund and $15.00 per shareholder account from the Equity Fund, subject to a $1,200 minimum monthly fee from each Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current asset levels, of $3,000 from the Bond Fund and $2,700 from the Equity Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

PLAN OF DISTRIBUTION
The Trust has adopted a plan of distribution (the Plan) under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the average daily net assets of each Fund.

5.   CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares sold and redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

----------------------------------------------------------------------------------------------------------
                                                              BOND FUND                  EQUITY FUND
                                                      ----------------------------------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                         ENDED         ENDED         ENDED         ENDED
                                                        NOV 30,       NOV 30,       NOV 30,       NOV 30,
                                                         2001          2000          2001          2000
----------------------------------------------------------------------------------------------------------
Shares sold ......................................       92,621       252,071        76,396       415,485
Shares issued in reinvestment
   of distributions to shareholders ..............      166,473       192,216       310,380       195,320
Shares redeemed ..................................     (638,068)     (621,686)     (751,387)     (221,638)
                                                      ---------     ---------     ---------     ---------
Net increase (decrease) in shares outstanding ....     (378,974)     (177,399)     (364,611)      130,881
Shares outstanding, beginning of year ............    3,531,993     3,709,392     2,635,298     2,246,131
                                                      ---------     ---------     ---------     ---------
Shares outstanding, end of year ..................    3,153,019     3,531,993     2,270,687     2,635,298
                                                      =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------

6.   ADOPTION OF NEW AUDIT GUIDE
The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, in the fiscal year ending November 30, 2002. Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

7.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)
On December 6, 2000, the Equity Fund declared and paid a long-term capital gain distribution of $2.3817 per share. In January of 2001, shareholders were provided with Form 1099-DIV which reported the amount and tax status of such capital gain distribution paid during the calendar year 2000.

8.   RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED) FEBRUARY 26,2001
On February 26, 2001, a Special Meeting of Shareholders of the Bond Fund and Equity Fund was held to approve or disapprove a new investment advisory agreement between the Trust and the Adviser. The total number of shares of the Bond Fund and the Equity Fund present by proxy represented 71.6% and 68.9%, respectively, of the shares of each Fund entitled to vote at the meeting. The new investment advisory agreement was approved.

--------------------------------------------------------------------------------
                                                       NUMBER OF SHARES
                                            ------------------------------------
FUND                                           FOR          AGAINST     ABSTAIN
--------------------------------------------------------------------------------
Bond Fund                                   2,531,207         524          --
Equity Fund                                 2,018,849         370         366
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================
[LOGO]
     ARTHUR ANDERSEN

To the Shareholders and Board of Trustees of the Brundage, Story and Rose Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Short/Intermediate Term Fixed-Income Fund and the Equity Fund of the Brundage, Story and Rose Investment Trust as of November 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate Term Fixed-Income Fund and the Equity Fund of the Brundage, Story and Rose Investment Trusts as of November 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

Cincinnati, Ohio,
December 27, 2001

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                                                                              17

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18

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                                                                              19

BRUNDAGE,                                                              BRUNDAGE,
STORY AND ROSE                                                    STORY AND ROSE
INVESTMENT TRUST                                                INVESTMENT TRUST
------------------------------------
221 East Fourth Street, Suite 300                  -----------------------------
Cincinnati, Ohio 45202                                             Annual Report
                                                   -----------------------------
BOARD OF TRUSTEES                                              November 30, 2001
------------------------------------               -----------------------------
Francis S. Branin, Jr.
John M. Kingsley, Jr.                              -----------------------------
Jerome B. Lieber
William M.R. Mapel                                 -----------------------------
Crosby R. Smith                                          Short/Intermediate Term
                                                   -----------------------------
INVESTMENT ADVISER                                             Fixed-Income Fund
------------------------------------               -----------------------------
Brundage, Story and Rose, LLC
Bessemer Trust, N.A.                               -----------------------------
630 Fifth Avenue                                                     Equity Fund
New York, New York 10111                           -----------------------------

UNDERWRITER                                        -----------------------------
------------------------------------
IFS Fund Distributors, Inc.                        -----------------------------
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202                             -----------------------------

TRANSFER AGENT                                     -----------------------------
------------------------------------
Integrated Fund Services, Inc.                     -----------------------------
P.O. Box 5354
Cincinnati, Ohio 45201-5354                        -----------------------------

SHAREHOLDER SERVICES
------------------------------------        [LOGO] BRUNDAGE,
Nationwide: (Toll Free) 800-320-2212               STORY & ROSE
                                                   Investment Counsel Since 1932

                                FORM IFS-98-0201